As filed with the Securities and Exchange Commission on July 29, 2022
Securities Act File No. 333-264133

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________________
FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 1 ☒
VANGUARD VALLEY FORGE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)
________________________
P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
________________________
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
(Name and Address of Agent for Service)
The title of securities being registered is Vanguard Baillie Gifford Global Positive Impact Stock Fund Investor Shares.
Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due in reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.
Explanatory Note
The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of Baillie Gifford Positive Change Equities Fund, a series of Baillie Gifford Funds, with and into Vanguard Baillie Gifford Global Positive Impact Stock Fund, a series of Vanguard Valley Forge Funds, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Combined Proxy Statement/Prospectus and Statement of Additional Information, which were filed on EDGAR on April 5, 2022 (File No. 333-264133).

PART C
VANGUARD VALLEY FORGE FUNDS
OTHER INFORMATION
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 FORM N-14

OTHER INFORMATION
ITEM 15.  INDEMNIFICATION
The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Securities Act) may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

ITEM 16. EXHIBITS

(1)	Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 79, dated April 4, 2022, is hereby incorporated by reference.
(2)	By-Laws, Amended and Restated By-Laws, filed with Post-Effective Amendment No. 77, dated April 21, 2021, are hereby incorporated by reference.
(3)	Voting Trust Agreement, not applicable.
(4)
Form of Agreement and Plan of Reorganization by and among Vanguard Valley Forge Funds, on behalf of the Acquired Fund and the Acquiring Fund, included in Part A of the Registrant’s Registration Statement on Form N-14 dated April 5, 2022 (File No. 333-264133), is hereby incorporated by reference.

(5)	Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (1) above.
(6)
Investment Advisory Contracts, The Vanguard Group, Inc., provides investment advisory services to the Vanguard Balanced Index Fund and Vanguard Managed Allocation Fund pursuant to the Fifth Amended and Restated Funds’ Service Agreement, refer to Exhibit (13) below. The Investment Advisory Contract with Baillie Gifford Overseas Limited (with respect to Vanguard Baillie Gifford Global Positive Impact Stock Fund), filed with Post-Effective Amendment No. 79, dated April 4, 2022, is hereby incorporated by reference.

(7)	Underwriting Contracts, not applicable.
(8)	Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in the Registrant’s Statement of Additional Information, is hereby incorporated by reference.

(9)
Custodian Agreements, for JP Morgan Chase Bank, filed with Post-Effective Amendment No. 80, dated April 29, 2022, is hereby incorporated by reference. The Custodian Agreement with Bank of New York Mellon, filed with Post-Effective Amendment No. 79, dated April 4, 2022, is hereby incorporated by reference.

(10) (a)	Rule 12b-1 Plan, not applicable.
(b)	Rule 18f-3 Plan, filed with Post-Effective Amendment No. 79, dated April 4, 2022, is hereby incorporated by reference.
(11)	Legality of Securities Opinion, filed with Registrant’s Registration Statement on Form N-14 dated April 5, 2022 (File No. 333-264133), is hereby incorporated by reference.
(12)	Tax Opinion Supporting the Tax Matters and Consequences to Shareholders of the Acquired Fund and Acquiring Fund, is filed herewith.
(13)	Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement, filed with Post-Effective Amendment No. 74, dated February 28, 2020, is hereby incorporated by reference.
(14)
Other Opinion or Consent, Consent of Independent Registered Public Accounting Firm, filed with Registrant’s Registration Statement on Form N-14 dated April 5, 2022 (File No. 333-264133), is hereby incorporated by reference.

(15)	Omitted Financial Statements, not applicable.
(16)	Power of Attorney filed with Registrant’s Registration Statement on Form N-14 dated April 5, 2022 (File No. 333-264133), is hereby incorporated by reference.
(17)	Other Exhibits, not applicable.

ITEM 17. UNDERTAKINGS
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 29th day of July, 2022.
VANGUARD VALLEY FORGE FUNDS

By: /s/ Mortimer J. Buckley*

Mortimer J. Buckley
Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mortimer J. Buckley* Mortimer J. Buckley	Chairman and Chief Executive Officer	July 29, 2022
/s/ Tara Bunch* Tara Bunch	Trustee	July 29, 2022
/s/ Emerson U. Fullwood* Emerson U. Fullwood	Trustee	July 29, 2022
/s/ F. Joseph Loughrey* F. Joseph Loughrey	Trustee	July 29, 2022
/s/ Mark Loughridge* Mark Loughridge	Trustee	July 29, 2022
/s/ Scott C. Malpass* Scott C. Malpass	Trustee	July 29, 2022
/s/ Deanna Mulligan* Deanna Mulligan	Trustee	July 29, 2022
/s/ André F. Perold* André F. Perold	Trustee	July 29, 2022

/s/ Sarah Bloom Raskin* Sarah Bloom Raskin	Trustee	July 29, 2022
/s/ David Thomas* David Thomas	Trustee	July 29, 2022
/s/ Peter F. Volanakis* Peter F. Volanakis	Trustee	July 29, 2022
/s/ Christine Buchanan* Christine Buchanan	Chief Financial Officer	July 29, 2022

*By      /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on April 5, 2022 (see File Number 333-264133), incorporated by reference.

EXHIBIT INDEX
Exhibit No.	Description
12	Tax Opinion for Baillie Gifford Positive Change Equities Fund